PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 89.6%
Common Stocks — 50.6%
Aerospace & Defense — 1.2%
Airbus SE (France)	136	$25,714
Axon Enterprise, Inc.*	1,880	798,417
BAE Systems PLC (United Kingdom)	1,053	30,872
Boeing Co. (The)*	19,150	3,811,424
Elbit Systems Ltd. (Israel)	28	23,607
General Dynamics Corp.	6,200	2,127,964
General Electric Co.	25,578	7,258,269
Howmet Aerospace, Inc.	9,780	2,253,899
Huntington Ingalls Industries, Inc.	1,000	379,900
L3Harris Technologies, Inc.	4,470	1,542,821
Lockheed Martin Corp.	4,940	2,985,687
Northrop Grumman Corp.	3,202	2,184,532
Rolls-Royce Holdings PLC (United Kingdom)	15,517	235,741
RTX Corp.	32,655	6,299,149
Saab AB (Sweden) (Class B Stock)	1,273	83,318
Safran SA (France)	523	171,141
Singapore Technologies Engineering Ltd. (Singapore)	12,700	107,788
Textron, Inc.	4,100	358,996
TransDigm Group, Inc.	1,380	1,599,365
		32,278,604
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,900	481,603
Deutsche Post AG (Germany)	1,001	52,760
Expeditors International of Washington, Inc.	3,200	458,336
FedEx Corp.	5,280	1,880,630
United Parcel Service, Inc. (Class B Stock)	17,700	1,741,326
		4,614,655
Automobile Components — 0.0%
Aptiv PLC*	5,200	361,088
Sumitomo Electric Industries Ltd. (Japan)	700	39,774
		400,862
Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	495	45,791
Ford Motor Co.	93,885	1,083,433
General Motors Co.	22,000	1,639,000
Honda Motor Co. Ltd. (Japan)	15,000	121,404
Isuzu Motors Ltd. (Japan)	8,200	118,086
Mercedes-Benz Group AG (Germany)	2,701	166,011
Subaru Corp. (Japan)	700	11,278
Tesla, Inc.*	68,420	25,435,135
Toyota Motor Corp. (Japan)	8,700	180,850
		28,800,988
Banks — 1.9%
AIB Group PLC (Ireland)	7,360	78,569
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,860	191,372
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Banco Santander SA (Spain)	17,439	$195,504
Bank Hapoalim BM (Israel)	4,610	108,266
Bank of America Corp.	161,341	7,865,374
Barclays PLC (United Kingdom)	32,950	172,443
BNP Paribas SA (France)	2,143	204,150
BOC Hong Kong Holdings Ltd. (China)	14,500	79,997
CaixaBank SA (Spain)	13,803	165,466
Citigroup, Inc.	42,535	4,823,894
Citizens Financial Group, Inc.	10,600	635,682
Commonwealth Bank of Australia (Australia)	1,394	163,247
Credit Agricole SA (France)	3,496	65,250
Danske Bank A/S (Denmark)	976	48,100
Fifth Third Bancorp(a)	22,121	1,027,742
HSBC Holdings PLC (United Kingdom)	22,444	368,589
Huntington Bancshares, Inc.	48,436	758,023
ING Groep NV (Netherlands)	3,839	99,648
Intesa Sanpaolo SpA (Italy)	1,587	9,598
Japan Post Bank Co. Ltd. (Japan)	1,000	16,310
JPMorgan Chase & Co.	65,545	19,280,717
KeyCorp	22,100	443,105
Lloyds Banking Group PLC (United Kingdom)	37,925	47,006
M&T Bank Corp.	3,605	745,226
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,400	108,377
National Australia Bank Ltd. (Australia)	1,488	43,041
NatWest Group PLC (United Kingdom)	21,628	160,219
Nordea Bank Abp (Finland)	4,860	83,685
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,600	113,043
PNC Financial Services Group, Inc. (The)	9,833	2,046,149
Regions Financial Corp.	21,003	548,598
Resona Holdings, Inc. (Japan)	2,600	29,660
Societe Generale SA (France)	1,259	91,928
Standard Chartered PLC (United Kingdom)	5,114	106,575
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	105,217
Swedbank AB (Sweden) (Class A Stock)	2,952	100,615
Truist Financial Corp.	30,701	1,411,325
U.S. Bancorp	38,185	1,986,002
UniCredit SpA (Italy)	2,659	190,767
Wells Fargo & Co.	75,164	5,983,806
		50,702,285
Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	1,250	86,483
Asahi Group Holdings Ltd. (Japan)	900	8,986
Brown-Forman Corp. (Class B Stock)	4,175	110,387
Carlsberg A/S (Denmark) (Class B Stock)	104	12,984
Coca-Cola Co. (The)	94,101	7,156,381
Coca-Cola HBC AG (Italy)*	420	23,658
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	3,340	$501,000
Heineken Holding NV (Netherlands)	1,010	71,878
Keurig Dr. Pepper, Inc.(a)	32,600	858,358
Kirin Holdings Co. Ltd. (Japan)	7,200	114,525
Molson Coors Beverage Co. (Class B Stock)	4,400	189,464
Monster Beverage Corp.*	17,100	1,239,066
PepsiCo, Inc.	33,307	5,172,244
		15,545,414
Biotechnology — 0.9%
AbbVie, Inc.	43,001	9,352,288
Amgen, Inc.	13,137	4,622,253
Biogen, Inc.*	3,660	670,988
CSL Ltd. (Australia)	920	90,361
Genmab A/S (Denmark)*	58	15,621
Gilead Sciences, Inc.	30,200	4,208,974
Incyte Corp.*	4,040	380,245
Moderna, Inc.*(a)	8,150	414,020
Regeneron Pharmaceuticals, Inc.	2,460	1,900,694
Vertex Pharmaceuticals, Inc.*	6,200	2,768,548
		24,423,992
Broadline Retail — 1.9%
Amazon.com, Inc.*	237,500	49,464,125
BuySell Technologies Co. Ltd. (Japan)	1,600	31,479
eBay, Inc.	10,700	973,914
Next PLC (United Kingdom)	284	47,981
Prosus NV (China)*	1,470	68,055
		50,585,554
Building Products — 0.2%
A.O. Smith Corp.	2,800	184,632
AGC, Inc. (Japan)	1,200	42,513
Allegion PLC	2,033	295,374
Builders FirstSource, Inc.*	2,700	222,291
Carrier Global Corp.(a)	19,002	1,070,003
Johnson Controls International PLC	14,922	1,954,036
Lennox International, Inc.	840	389,869
Masco Corp.	5,300	319,961
Trane Technologies PLC	5,400	2,250,396
		6,729,075
Capital Markets — 1.6%
Ameriprise Financial, Inc.	2,220	986,568
Amundi SA (France), 144A	981	84,305
Ares Management Corp. (Class A Stock)	4,900	534,590
Bank of New York Mellon Corp. (The)	16,758	1,988,002
Blackrock, Inc.	3,520	3,385,219
Blackstone, Inc.	18,200	2,092,818
Cboe Global Markets, Inc.	2,500	702,675
Charles Schwab Corp. (The)	40,650	3,820,287
CME Group, Inc.	8,800	2,599,080
Coinbase Global, Inc. (Class A Stock)*	5,500	960,355
Daiwa Securities Group, Inc. (Japan)	2,300	21,793
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	3,176	$94,518
FactSet Research Systems, Inc.	1,000	216,990
Franklin Resources, Inc.	7,300	172,426
Futu Holdings Ltd. (Hong Kong), ADR*	300	41,028
Goldman Sachs Group, Inc. (The)	7,300	6,175,727
Interactive Brokers Group, Inc. (Class A Stock)	10,600	710,942
Intercontinental Exchange, Inc.	13,855	2,179,114
Invesco Ltd.	11,000	267,190
Japan Exchange Group, Inc. (Japan)	3,500	40,873
KKR & Co., Inc.	16,400	1,517,000
Moody’s Corp.	3,670	1,601,038
Morgan Stanley	29,319	4,825,028
MSCI, Inc.	1,780	959,438
Nasdaq, Inc.	11,000	933,790
Nomura Holdings, Inc. (Japan)	7,000	55,118
Northern Trust Corp.	4,600	642,022
Raymond James Financial, Inc.	4,150	600,879
Robinhood Markets, Inc. (Class A Stock)*	19,300	1,337,490
S&P Global, Inc.	7,440	3,164,530
SBI Holdings, Inc. (Japan)	700	12,961
Singapore Exchange Ltd. (Singapore)	5,900	90,005
State Street Corp.	6,600	835,296
T. Rowe Price Group, Inc.(a)	5,200	468,728
UBS Group AG (Switzerland)	4,679	182,450
		44,300,273
Chemicals — 0.6%
Air Liquide SA (France)	169	34,932
Air Products & Chemicals, Inc.	5,500	1,597,695
Albemarle Corp.	2,900	520,637
CF Industries Holdings, Inc.	3,800	493,392
Corteva, Inc.	16,147	1,351,665
Dow, Inc.	17,047	710,008
DuPont de Nemours, Inc.	9,647	441,833
Ecolab, Inc.	6,200	1,649,324
International Flavors & Fragrances, Inc.	6,000	435,300
Linde PLC	11,400	5,651,664
LyondellBasell Industries NV (Class A Stock)	6,100	491,416
Mitsubishi Chemical Group Corp. (Japan)	14,200	83,015
Mosaic Co. (The)	8,200	209,100
PPG Industries, Inc.	5,500	587,840
Sherwin-Williams Co. (The)	5,650	1,811,107
Yara International ASA (Brazil)	2,784	162,737
		16,231,665
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	2,651	41,606
Cintas Corp.	8,320	1,407,245
Copart, Inc.*	21,300	707,160
Dai Nippon Printing Co. Ltd. (Japan)	3,600	65,592
Republic Services, Inc.	4,965	1,087,434
Rollins, Inc.	7,100	379,211
Securitas AB (Sweden) (Class B Stock)	625	10,467
TOPPAN Holdings, Inc. (Japan)	1,100	29,012

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Veralto Corp.	5,933	$524,596
Waste Management, Inc.	9,042	2,077,761
		6,330,084
Communications Equipment — 0.6%
Arista Networks, Inc.*	25,100	3,081,778
Ciena Corp.*	3,500	1,358,805
Cisco Systems, Inc.	96,100	7,456,399
F5, Inc.*	1,400	405,062
Lumentum Holdings, Inc.*(a)	1,740	1,222,803
Motorola Solutions, Inc.	4,109	1,783,183
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	13,143	149,833
		15,457,863
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	781	95,247
Comfort Systems USA, Inc.	860	1,185,931
Eiffage SA (France)	225	34,508
EMCOR Group, Inc.	1,060	782,609
HOCHTIEF AG (Germany)	312	141,920
Obayashi Corp. (Japan)	700	16,954
Quanta Services, Inc.	3,640	1,998,433
Shimizu Corp. (Japan)	600	10,765
Taisei Corp. (Japan)	200	20,720
		4,287,087
Construction Materials — 0.1%
CRH PLC	16,300	1,713,456
Martin Marietta Materials, Inc.	1,480	871,246
Vulcan Materials Co.	3,300	898,590
		3,483,292
Consumer Finance — 0.3%
American Express Co.	13,100	3,962,488
Capital One Financial Corp.	15,230	2,778,409
Synchrony Financial	8,272	562,661
		7,303,558
Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	801	14,831
Costco Wholesale Corp.	10,790	10,751,480
Dollar General Corp.	5,200	617,396
Dollar Tree, Inc.*	4,365	478,011
Jeronimo Martins SGPS SA (Portugal)	420	10,043
Koninklijke Ahold Delhaize NV (Netherlands)	3,572	166,345
Kroger Co. (The)	13,792	997,989
Sysco Corp.	11,500	820,295
Target Corp.	10,860	1,316,232
Tesco PLC (United Kingdom)	3,122	19,622
Walmart, Inc.	106,600	13,248,248
Woolworths Group Ltd. (Australia)	1,520	38,383
		28,478,875
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.1%
Amcor PLC	10,950	$435,263
Avery Dennison Corp.	1,900	328,092
Ball Corp.	6,500	384,215
International Paper Co.	12,673	452,426
Packaging Corp. of America	2,100	445,662
Smurfit Westrock PLC	13,044	519,803
		2,565,461
Distributors — 0.0%
Genuine Parts Co.	3,400	359,550
Pool Corp.	780	157,817
		517,367
Diversified Consumer Services — 0.0%
AcadeMedia AB (Sweden), 144A	988	10,498
Diversified REITs — 0.0%
Covivio SA (France)	715	42,731
Stockland (Australia)	25,838	77,561
		120,292
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	170,236	4,935,142
Comcast Corp. (Class A Stock)	87,280	2,505,809
Deutsche Telekom AG (Germany)	7,160	267,235
Telia Co. AB (Sweden)	4,772	24,448
Verizon Communications, Inc.	102,576	5,149,315
		12,881,949
Electric Utilities — 0.8%
Alliant Energy Corp.	6,100	437,736
American Electric Power Co., Inc.	13,160	1,725,013
Constellation Energy Corp.	7,604	2,123,417
Duke Energy Corp.(a)	19,161	2,508,941
Edison International(a)	9,100	665,938
Enel SpA (Italy)	19,388	211,966
Entergy Corp.	11,000	1,235,960
Evergy, Inc.	5,500	450,560
Eversource Energy	9,300	644,304
Exelon Corp.	24,913	1,221,235
FirstEnergy Corp.(a)	12,856	651,285
Iberdrola SA (Spain)	500	11,447
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	23,277
NextEra Energy, Inc.	50,700	4,709,016
NRG Energy, Inc.	5,100	745,314
PG&E Corp.	52,700	925,939
Pinnacle West Capital Corp.	2,800	282,100
PPL Corp.	17,500	668,500
Southern Co. (The)	26,800	2,586,736
Xcel Energy, Inc.	14,110	1,120,898
		22,949,582
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	3,083	250,672
Accelleron Industries AG (Switzerland)	376	33,985
AMETEK, Inc.	5,600	1,200,416
Eaton Corp. PLC	9,537	3,411,099

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	13,700	$1,794,974
Fujikura Ltd. (Japan)	2,400	66,005
Furukawa Electric Co. Ltd. (Japan)	200	38,396
GE Vernova, Inc.	6,554	5,720,987
Generac Holdings, Inc.*	1,400	273,462
Hubbell, Inc.(a)	1,200	588,888
Mitsubishi Electric Corp. (Japan)	5,500	179,889
Rockwell Automation, Inc.	2,700	968,976
Schneider Electric SE	167	45,488
Siemens Energy AG (Germany)	1,155	199,179
Vertiv Holdings Co. (Class A Stock)	9,300	2,330,394
Vestas Wind Systems A/S (Denmark)	1,632	49,239
		17,152,049
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	29,900	3,777,865
CDW Corp.	3,250	393,315
Codan Ltd. (Australia)	810	17,828
Coherent Corp.*	4,600	1,095,766
Corning, Inc.	19,000	2,583,430
Halma PLC (United Kingdom)	2,066	105,429
Jabil, Inc.	2,500	664,075
Keysight Technologies, Inc.*	4,200	1,185,954
Kyocera Corp. (Japan)	5,400	82,801
Murata Manufacturing Co. Ltd. (Japan)	1,500	33,656
TE Connectivity PLC (Switzerland)	7,200	1,504,944
Teledyne Technologies, Inc.*	1,120	677,611
Zebra Technologies Corp. (Class A Stock)*	1,170	244,624
		12,367,298
Energy Equipment & Services — 0.2%
Baker Hughes Co.	24,098	1,471,183
Halliburton Co.	19,900	775,901
SLB Ltd.(a)	36,424	1,871,829
Tenaris SA	3,721	108,774
		4,227,687
Entertainment — 0.7%
Electronic Arts, Inc.	5,600	1,141,672
Live Nation Entertainment, Inc.*(a)	3,700	564,287
Netflix, Inc.*	102,700	9,874,605
Take-Two Interactive Software, Inc.*	4,300	849,250
TKO Group Holdings, Inc.	1,700	342,805
Toho Co. Ltd. (Japan)	1,400	14,705
Walt Disney Co. (The)	43,082	4,152,243
Warner Bros Discovery, Inc.*	59,476	1,633,211
		18,572,778
Financial Services — 1.8%
Apollo Global Management, Inc.	11,100	1,236,762
Berkshire Hathaway, Inc. (Class B Stock)*	44,595	21,369,924
Block, Inc.*	13,100	788,358
Corpay, Inc.*	1,700	494,683
Fidelity National Information Services, Inc.	12,400	581,684
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Fiserv, Inc.*	13,200	$736,560
Global Payments, Inc.	5,777	388,792
Helia Group Ltd. (Australia)	2,940	10,783
Industrivarden AB (Sweden) (Class C Stock)	1,133	56,161
Jack Henry & Associates, Inc.	1,700	268,668
Mastercard, Inc. (Class A Stock)	19,830	9,908,258
ORIX Corp. (Japan)	4,400	130,554
PayPal Holdings, Inc.	22,400	1,013,152
Visa, Inc. (Class A Stock)	40,900	12,361,616
Washington H Soul Pattinson & Co. Ltd. (Australia)	392	11,016
		49,356,971
Food Products — 0.2%
Archer-Daniels-Midland Co.(a)	11,526	837,825
Bunge Global SA	3,400	432,480
Campbell’s Co. (The)(a)	5,700	126,939
Conagra Brands, Inc.	12,300	193,356
General Mills, Inc.	12,700	472,694
Hershey Co. (The)	3,600	748,404
Hormel Foods Corp.	7,400	167,610
J.M. Smucker Co. (The)	2,600	250,744
Kraft Heinz Co. (The)	21,467	482,793
McCormick & Co., Inc.	6,040	304,658
Mondelez International, Inc. (Class A Stock)	30,953	1,784,131
Nestle SA	2,231	218,841
Tyson Foods, Inc. (Class A Stock)	7,000	448,490
WH Group Ltd. (Hong Kong), 144A	99,000	130,129
		6,599,094
Gas Utilities — 0.0%
Atmos Energy Corp.	4,100	757,352
Naturgy Energy Group SA (Spain)	2,066	62,022
Osaka Gas Co. Ltd. (Japan)	2,100	85,059
Shizuoka Gas Co. Ltd. (Japan)	1,100	10,549
Snam SpA (Italy)	12,962	98,193
Tokyo Gas Co. Ltd. (Japan)	1,300	61,225
		1,074,400
Ground Transportation — 0.4%
CSX Corp.	44,700	1,834,935
J.B. Hunt Transport Services, Inc.	1,900	402,610
Norfolk Southern Corp.	5,500	1,578,500
Old Dominion Freight Line, Inc.	4,530	885,162
Uber Technologies, Inc.*	50,100	3,603,693
Union Pacific Corp.	14,460	3,508,285
		11,813,185
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	42,350	4,348,074
Align Technology, Inc.*	1,640	281,145
Baxter International, Inc.	12,200	204,960
Becton, Dickinson & Co.	7,010	1,102,182
Boston Scientific Corp.*	36,067	2,263,204
Cooper Cos., Inc. (The)*	4,960	354,640

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Dexcom, Inc.*	9,560	$600,368
Edwards Lifesciences Corp.*	13,900	1,113,112
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,009	65,246
GE HealthCare Technologies, Inc.(a)	11,092	789,529
Hologic, Inc.*	6,700	506,453
Hoya Corp. (Japan)	800	138,688
IDEXX Laboratories, Inc.*	1,960	1,101,304
Insulet Corp.*	1,800	377,712
Intuitive Surgical, Inc.*	8,640	3,982,954
Medtronic PLC	31,190	2,702,614
PHC Holdings Corp. (Japan)	2,600	18,207
ResMed, Inc.(a)	3,600	808,128
Solventum Corp.*	3,370	220,061
STERIS PLC	2,450	541,769
Stryker Corp.	8,400	2,760,156
Zimmer Biomet Holdings, Inc.	4,700	424,974
		24,705,480
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	5,650	1,193,902
Cencora, Inc.	4,800	1,507,872
Centene Corp.*	11,650	381,421
Cigna Group (The)	6,500	1,733,875
CVS Health Corp.	30,983	2,225,199
DaVita, Inc.*	900	138,321
Elevance Health, Inc.	5,320	1,557,430
Fresenius Medical Care AG (Germany)	1,955	88,596
Fresenius SE & Co. KGaA (Germany)	1,368	70,993
HCA Healthcare, Inc.	3,800	1,798,312
Henry Schein, Inc.*	2,600	191,620
Humana, Inc.	3,010	521,904
Labcorp Holdings, Inc.	2,100	560,301
McKesson Corp.	2,990	2,587,426
Quest Diagnostics, Inc.	2,600	509,548
UnitedHealth Group, Inc.	22,020	5,958,392
Universal Health Services, Inc. (Class B Stock)	1,300	232,661
		21,257,773
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	3,580	166,184
Healthpeak Properties, Inc.	16,600	272,738
Ventas, Inc.(a)	11,668	954,209
Welltower, Inc.	17,000	3,361,070
		4,754,201
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	16,082	308,131
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	10,200	1,288,056
Aristocrat Leisure Ltd. (Australia)	248	7,883
Booking Holdings, Inc.	790	3,326,153
Carnival Corp.	27,300	706,524
Chipotle Mexican Grill, Inc.*	31,700	1,014,717
Darden Restaurants, Inc.	2,750	539,110
Domino’s Pizza, Inc.	820	294,208
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
DoorDash, Inc. (Class A Stock)*	8,900	$1,336,335
Expedia Group, Inc.	2,750	634,947
Food & Life Cos. Ltd. (Japan)	400	23,863
Hilton Worldwide Holdings, Inc.	5,600	1,702,848
Las Vegas Sands Corp.	7,150	385,242
Marriott International, Inc. (Class A Stock)	5,328	1,742,629
McDonald’s Corp.	17,400	5,407,746
MGM Resorts International*	5,300	196,153
Norwegian Cruise Line Holdings Ltd.*	12,000	224,400
Royal Caribbean Cruises Ltd.(a)	6,200	1,706,116
Sodexo SA (France)	277	14,219
Starbucks Corp.(a)	27,700	2,481,643
Wynn Resorts Ltd.	2,100	213,255
Yum! Brands, Inc.	6,800	1,057,264
		24,303,311
Household Durables — 0.1%
D.R. Horton, Inc.(a)	6,500	891,930
Garmin Ltd.	3,900	904,839
Lennar Corp. (Class A Stock)	5,300	460,252
NVR, Inc.*	70	461,288
Panasonic Holdings Corp. (Japan)	4,400	73,794
PulteGroup, Inc.	4,522	531,832
Sony Group Corp. (Japan)	2,800	58,360
		3,382,295
Household Products — 0.4%
Church & Dwight Co., Inc.	5,700	531,924
Clorox Co. (The)	3,000	310,890
Colgate-Palmolive Co.(a)	19,300	1,644,939
Essity AB (Sweden) (Class B Stock)	421	10,850
Kimberly-Clark Corp.(a)	7,900	762,113
Procter & Gamble Co. (The)	56,525	8,164,471
Reckitt Benckiser Group PLC (United Kingdom)	611	41,084
		11,466,271
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	23,900	336,751
RWE AG (Germany)	942	63,377
Solaria Energia y Medio Ambiente SA (Spain)*	693	19,206
Vistra Corp.	7,600	1,142,508
		1,561,842
Industrial Conglomerates — 0.2%
3M Co.	12,680	1,841,517
CK Hutchison Holdings Ltd. (United Kingdom)	11,000	84,436
Hitachi Ltd. (Japan)	4,300	126,143
Honeywell International, Inc.	15,512	3,506,177
Siemens AG (Germany)	396	96,479
		5,654,752
Industrial REITs — 0.1%
Prologis, Inc.	22,684	2,998,371

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 0.9%
Admiral Group PLC (United Kingdom)	329	$13,761
Aegon Ltd.	12,486	91,313
Aflac, Inc.	11,300	1,239,723
Ageas SA/NV (Belgium)	140	10,306
AIA Group Ltd. (Hong Kong)	11,800	131,114
Allianz SE (Germany)	295	124,584
Allstate Corp. (The)	6,400	1,326,976
American International Group, Inc.	12,839	966,135
Aon PLC (Class A Stock)	5,300	1,710,734
Arch Capital Group Ltd.*	8,500	815,915
Arthur J. Gallagher & Co.	6,300	1,364,454
Assurant, Inc.	1,300	283,153
AXA SA (France)	4,289	197,086
Brown & Brown, Inc.	7,200	469,512
Chubb Ltd.	8,886	2,896,214
Cincinnati Financial Corp.(a)	3,737	588,017
Daiichi Life Group, Inc. (Japan)	1,200	11,066
Erie Indemnity Co. (Class A Stock)	700	175,917
Everest Group Ltd.	1,040	339,924
Globe Life, Inc.	1,825	253,985
Hartford Insurance Group, Inc. (The)	6,600	892,518
Loews Corp.	4,175	445,639
Marsh & McLennan Cos., Inc.	11,800	2,046,710
MetLife, Inc.	13,250	937,040
MS&AD Insurance Group Holdings, Inc. (Japan)	3,900	101,773
NN Group NV (Netherlands)	1,303	101,759
Principal Financial Group, Inc.	4,700	423,517
Progressive Corp. (The)	14,300	2,834,832
QBE Insurance Group Ltd. (Australia)	5,746	84,792
Suncorp Group Ltd. (Australia)	1,080	12,120
Talanx AG (Germany)	238	29,533
Tokio Marine Holdings, Inc. (Japan)	200	9,388
Travelers Cos., Inc. (The)	5,335	1,556,113
Unipol Assicurazioni SpA (Italy)	1,940	45,067
W.R. Berkley Corp.	7,000	463,960
Willis Towers Watson PLC	2,340	680,238
		23,674,888
Interactive Media & Services — 3.8%
Alphabet, Inc. (Class A Stock)	141,500	40,689,740
Alphabet, Inc. (Class C Stock)	113,760	32,633,194
LY Corp. (Japan)	21,500	51,839
Meta Platforms, Inc. (Class A Stock)	53,170	30,420,152
Scout24 SE (Germany), 144A	151	11,651
		103,806,576
IT Services — 0.4%
Accenture PLC (Class A Stock)	15,000	2,974,350
Akamai Technologies, Inc.*	3,400	390,490
Capgemini SE (France)	468	55,223
Cognizant Technology Solutions Corp. (Class A Stock)	11,500	705,525
EPAM Systems, Inc.*(a)	1,340	181,436
Fujitsu Ltd. (Japan)	900	18,406
Gartner, Inc.*	1,640	259,678
GoDaddy, Inc. (Class A Stock)*	3,400	281,078
Indra Sistemas SA (Spain)	150	8,383
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
International Business Machines Corp.	22,800	$5,526,492
NEC Corp. (Japan)	1,800	44,790
Nomura Research Institute Ltd. (Japan)	700	19,157
Obic Co. Ltd. (Japan)	700	16,990
Otsuka Corp. (Japan)	3,900	74,664
TIS, Inc. (Japan)	1,600	34,210
VeriSign, Inc.	2,080	516,589
		11,107,461
Leisure Products — 0.0%
Hasbro, Inc.	3,200	299,520
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	6,914	788,058
Bio-Techne Corp.(a)	3,800	198,588
Charles River Laboratories International, Inc.*	1,160	200,100
Danaher Corp.	15,300	2,900,880
IQVIA Holdings, Inc.*(a)	4,200	716,268
Mettler-Toledo International, Inc.*	500	630,600
Revvity, Inc.(a)	2,800	245,308
Thermo Fisher Scientific, Inc.	9,140	4,492,584
Waters Corp.*	2,321	691,194
West Pharmaceutical Services, Inc.	1,800	451,152
		11,314,732
Machinery — 1.0%
Atlas Copco AB (Sweden) (Class B Stock)	1,156	18,071
Caterpillar, Inc.	11,320	8,019,767
Cummins, Inc.	3,370	1,813,127
Deere & Co.	6,160	3,469,928
Dover Corp.	3,200	667,040
Epiroc AB (Sweden) (Class B Stock)	384	8,226
Fortive Corp.	7,850	433,948
IDEX Corp.	1,910	362,041
Illinois Tool Works, Inc.	6,400	1,665,856
Ingersoll Rand, Inc.(a)	8,600	689,032
Kubota Corp. (Japan)	5,000	80,126
Makita Corp. (Japan)	300	9,860
Metso OYJ (Finland)	6,956	120,550
Mitsubishi Heavy Industries Ltd. (Japan)	3,900	107,159
Nordson Corp.	1,300	345,878
NSK Ltd. (Japan)	5,500	38,976
Otis Worldwide Corp.	9,201	709,213
PACCAR, Inc.	12,814	1,480,017
Parker-Hannifin Corp.	3,085	2,761,815
Pentair PLC	3,877	337,725
Sandvik AB (Sweden)	4,222	162,302
SMC Corp. (Japan)	100	39,330
Snap-on, Inc.	1,300	472,186
Stanley Black & Decker, Inc.	3,847	273,368
Wartsila OYJ Abp (Finland)	3,703	137,929
Westinghouse Air Brake Technologies Corp.	4,151	1,037,376
Xylem, Inc.	5,800	693,100

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,600	$7,723
		25,961,669
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class B Stock)	6	14,987
Nippon Yusen KK (Japan)	1,200	44,082
SITC International Holdings Co. Ltd. (China)	17,000	74,435
		133,504
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	2,060	444,713
EchoStar Corp. (Class A Stock)*	3,200	374,624
Fox Corp. (Class A Stock)	5,200	303,680
Fox Corp. (Class B Stock)	3,633	192,912
Future PLC (United Kingdom)	5,583	21,932
News Corp. (Class A Stock)	9,675	241,198
News Corp. (Class B Stock)	3,800	108,338
Omnicom Group, Inc.(a)	7,413	558,273
Paramount Skydance Corp. (Class B Stock)(a)	6,890	62,148
Publicis Groupe SA (France)	339	28,059
Trade Desk, Inc. (The) (Class A Stock)*	11,000	249,590
		2,585,467
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	210	10,891
BHP Group Ltd. (Australia)	6,497	235,078
Boliden AB (Sweden)*	1,058	55,462
Evolution Mining Ltd. (Australia)	10,152	91,416
Fortescue Ltd. (Australia)	4,748	67,847
Freeport-McMoRan, Inc.	34,988	2,056,595
JFE Holdings, Inc. (Japan)	700	8,195
JX Advanced Metals Corp. (Japan)	3,700	82,006
Lynas Rare Earths Ltd. (Australia)*	812	11,025
Mitsubishi Materials Corp. (Japan)	400	12,605
Newmont Corp.	26,600	2,879,450
Nucor Corp.	5,600	946,960
Rio Tinto Ltd. (Australia)	365	41,469
Rio Tinto PLC (Australia)	2,076	192,598
Steel Dynamics, Inc.	3,350	603,000
		7,294,597
Multi-Utilities — 0.3%
Ameren Corp.	6,800	747,456
CenterPoint Energy, Inc.	15,600	673,296
CMS Energy Corp.	7,900	612,882
Consolidated Edison, Inc.(a)	8,600	973,348
Dominion Energy, Inc.	20,415	1,262,055
DTE Energy Co.	5,000	731,100
E.ON SE (Germany)	2,088	45,730
Engie SA (France)	6,358	204,902
National Grid PLC (United Kingdom)	6,532	110,261
NiSource, Inc.	11,400	531,924
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	11,900	$963,305
Sempra	15,638	1,519,545
WEC Energy Group, Inc.	8,213	950,819
		9,326,623
Office REITs — 0.0%
BXP, Inc.	3,500	181,650
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway)	501	18,521
APA Corp.	8,414	357,090
Chevron Corp.	45,599	9,434,433
ConocoPhillips	29,845	3,939,540
Coterra Energy, Inc.	18,200	639,548
d’Amico International Shipping SA (Italy)	2,705	23,574
Devon Energy Corp.	15,000	754,800
Diamondback Energy, Inc.	4,800	949,392
ENEOS Holdings, Inc. (Japan)	18,100	163,083
Eni SpA (Italy)	3,519	100,059
EOG Resources, Inc.	13,000	1,879,410
EQT Corp.	14,800	941,872
Equinor ASA (Norway)	333	14,187
Expand Energy Corp.	5,700	625,746
Exxon Mobil Corp.	101,614	17,239,831
Galp Energia SGPS SA (Portugal)	1,615	38,724
Idemitsu Kosan Co. Ltd. (Japan)	1,900	18,653
Inpex Corp. (Japan)	1,300	38,453
Kinder Morgan, Inc.	46,898	1,572,490
Marathon Petroleum Corp.	7,119	1,738,317
Occidental Petroleum Corp.	17,204	1,118,260
ONEOK, Inc.(a)	15,100	1,364,889
Phillips 66	9,838	1,792,287
Repsol SA (Spain)	630	17,734
Shell PLC	3,857	178,637
Targa Resources Corp.	5,300	1,328,869
Texas Pacific Land Corp.(a)	1,410	669,130
TotalEnergies SE (France)	1,755	161,064
Valero Energy Corp.	7,500	1,853,100
Williams Cos., Inc. (The)	29,300	2,132,454
Woodside Energy Group Ltd. (Australia)	756	17,946
		51,122,093
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	15,500	1,030,440
Deutsche Lufthansa AG (Germany)	1,727	14,707
International Consolidated Airlines Group SA (United Kingdom)	16,468	78,162
Southwest Airlines Co.	11,600	435,812
United Airlines Holdings, Inc.*	7,700	708,939
		2,268,060
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,900	423,443
Kenvue, Inc.	45,900	791,316
Shiseido Co. Ltd. (Japan)	3,400	69,463

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	322	$17,677
		1,301,899
Pharmaceuticals — 1.8%
Astellas Pharma, Inc. (Japan)	9,900	161,388
AstraZeneca PLC (United Kingdom)	956	186,936
Bristol-Myers Squibb Co.	49,570	3,006,420
Chugai Pharmaceutical Co. Ltd. (Japan)	400	22,059
Eli Lilly & Co.	19,260	17,714,770
Galderma Group AG (Switzerland)	196	38,521
GSK PLC	4,419	121,723
Ipsen SA (France)	580	108,393
Johnson & Johnson	58,608	14,326,140
Merck & Co., Inc.	60,333	7,257,457
Novartis AG	2,346	360,098
Novo Nordisk A/S (Denmark) (Class B Stock)	1,025	37,509
Orion OYJ (Finland) (Class B Stock)	904	73,067
Pfizer, Inc.	138,270	3,882,622
Roche Holding AG	979	390,710
Sandoz Group AG (Switzerland)	744	58,293
Sanofi SA	1,592	153,739
Shionogi & Co. Ltd. (Japan)	1,200	26,545
Takeda Pharmaceutical Co. Ltd. (Japan)	600	22,097
Viatris, Inc.	27,386	369,985
Zoetis, Inc.	10,300	1,217,563
		49,536,035
Professional Services — 0.2%
Automatic Data Processing, Inc.(a)	9,800	1,991,164
Broadridge Financial Solutions, Inc.	2,800	454,944
Computershare Ltd. (Australia)	1,135	22,385
Equifax, Inc.	3,000	540,210
Jacobs Solutions, Inc.	2,800	356,384
Leidos Holdings, Inc.	3,200	497,664
Paychex, Inc.	7,700	709,324
Recruit Holdings Co. Ltd. (Japan)	200	8,714
Teleperformance SE (France)	406	23,858
Verisk Analytics, Inc.(a)	3,400	645,150
		5,249,797
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	7,100	961,766
CoStar Group, Inc.*	10,100	407,434
Daito Trust Construction Co. Ltd. (Japan)	1,500	35,151
Daiwa House Industry Co. Ltd. (Japan)	200	6,275
Hulic Co. Ltd. (Japan)	3,900	45,461
LEG Immobilien SE (Germany)	878	57,352
Vonovia SE (Germany)	3,068	76,738
		1,590,177
Residential REITs — 0.1%
AvalonBay Communities, Inc.	3,575	583,976
Camden Property Trust	2,600	253,916
	Shares	Value
Common Stocks (continued)
Residential REITs (cont’d.)
Equity Residential	8,500	$502,775
Essex Property Trust, Inc.	1,650	399,300
Invitation Homes, Inc.	13,500	335,475
Mid-America Apartment Communities, Inc.	3,000	366,360
UDR, Inc.	7,100	239,838
		2,681,640
Retail REITs — 0.1%
Federal Realty Investment Trust	1,800	191,178
Kimco Realty Corp.	16,200	364,014
Klepierre SA (France)	1,364	51,207
Realty Income Corp.	22,400	1,370,432
Regency Centers Corp.	3,800	287,508
Scentre Group (Australia)	3,778	8,717
Simon Property Group, Inc.	7,893	1,472,281
Unibail-Rodamco-Westfield (France)	285	31,443
Vicinity Ltd. (Australia)	29,154	47,562
		3,824,342
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.*	39,699	8,075,968
Advantest Corp. (Japan)	1,400	193,209
Analog Devices, Inc.	11,947	3,800,819
Applied Materials, Inc.	19,300	6,596,547
ASM International NV (Netherlands)	14	10,611
ASML Holding NV (Netherlands)	471	626,315
BE Semiconductor Industries NV (Netherlands)	108	23,133
Broadcom, Inc.	115,300	35,686,503
First Solar, Inc.*	2,700	532,602
Intel Corp.*	114,200	5,039,646
Kioxia Holdings Corp. (Japan)*	800	104,480
KLA Corp.	3,190	4,696,988
Lam Research Corp.	30,400	6,495,264
Microchip Technology, Inc.	12,900	833,469
Micron Technology, Inc.	27,400	9,256,816
Monolithic Power Systems, Inc.	1,190	1,301,086
NVIDIA Corp.	590,600	103,000,640
NXP Semiconductors NV (Netherlands)	6,200	1,220,532
ON Semiconductor Corp.*	9,300	575,856
Qnity Electronics, Inc.	4,973	573,785
QUALCOMM, Inc.	26,000	3,348,280
Renesas Electronics Corp. (Japan)	1,600	22,876
Skyworks Solutions, Inc.	3,700	198,135
Teradyne, Inc.	3,900	1,156,194
Texas Instruments, Inc.	22,100	4,290,494
Tokyo Electron Ltd. (Japan)	100	24,845
		197,685,093
Software — 4.1%
Adobe, Inc.*	10,040	2,440,523
AppLovin Corp. (Class A Stock)*	6,680	2,658,640
Autodesk, Inc.*	5,200	1,244,880
Cadence Design Systems, Inc.*	6,700	1,861,729
Check Point Software Technologies Ltd. (Israel)*	600	85,710

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	6,100	$2,381,501
Datadog, Inc. (Class A Stock)*	7,800	920,790
Fair Isaac Corp.*	580	619,173
Fortinet, Inc.*(a)	15,100	1,233,972
Gen Digital, Inc.	13,378	251,908
Intuit, Inc.	6,680	2,888,298
Microsoft Corp.	180,540	66,830,492
Nice Ltd. (Israel)*	118	13,028
Oracle Corp.	41,250	6,068,287
Palantir Technologies, Inc. (Class A Stock)*	55,600	8,133,168
Palo Alto Networks, Inc.*	19,700	3,158,304
PTC, Inc.*	2,800	398,972
Roper Technologies, Inc.	2,560	905,882
Salesforce, Inc.(a)	22,850	4,265,409
SAP SE (Germany)	568	96,834
ServiceNow, Inc.*	25,450	2,660,798
Synopsys, Inc.*(a)	4,687	1,858,302
Trimble, Inc.*	5,900	384,857
Tyler Technologies, Inc.*	1,110	380,042
Workday, Inc. (Class A Stock)*	5,000	649,600
		112,391,099
Specialized REITs — 0.4%
American Tower Corp.	11,460	1,977,767
Crown Castle, Inc.(a)	10,400	845,624
Digital Realty Trust, Inc.	7,900	1,423,659
Equinix, Inc.	2,404	2,356,497
Extra Space Storage, Inc.	5,100	668,763
Iron Mountain, Inc.	7,102	725,398
Public Storage	3,920	1,061,849
SBA Communications Corp.	2,500	430,275
VICI Properties, Inc.	25,400	693,928
Weyerhaeuser Co.	17,818	435,294
		10,619,054
Specialty Retail — 0.9%
AutoZone, Inc.*	410	1,384,890
Best Buy Co., Inc.	4,775	306,555
Carvana Co.*(a)	3,500	1,100,330
Fast Retailing Co. Ltd. (Japan)	200	79,021
Home Depot, Inc. (The)	24,250	7,975,582
Industria de Diseno Textil SA (Spain)	511	29,745
JD Sports Fashion PLC (United Kingdom)	23,267	22,068
Kingfisher PLC (United Kingdom)	29,312	111,454
Lowe’s Cos., Inc.	13,700	3,237,036
O’Reilly Automotive, Inc.*	20,200	1,864,662
Ross Stores, Inc.	7,900	1,711,377
TJX Cos., Inc. (The)	27,000	4,311,900
Tractor Supply Co.(a)	12,600	570,780
Ulta Beauty, Inc.*	1,060	554,073
Williams-Sonoma, Inc.	2,900	528,757
		23,788,230
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	356,840	$90,562,424
Dell Technologies, Inc. (Class C Stock)	7,300	1,198,149
Hewlett Packard Enterprise Co.	31,648	753,539
HP, Inc.	22,348	429,305
Logitech International SA (Switzerland)	651	60,455
NetApp, Inc.	4,700	481,233
Sandisk Corp.*	3,600	2,287,224
Seagate Technology Holdings PLC	5,300	2,076,328
Super Micro Computer, Inc.*	12,000	273,240
Western Digital Corp.	8,303	2,245,878
		100,367,775
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	2,200	59,147
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	616	108,765
Deckers Outdoor Corp.*	3,320	332,299
Lululemon Athletica, Inc.*	2,500	382,750
LVMH Moet Hennessy Louis Vuitton SE (France)	86	47,012
NIKE, Inc. (Class B Stock)	28,500	1,505,370
OVS SpA (Italy), 144A	2,075	10,775
Pandora A/S (Denmark)	273	19,512
Ralph Lauren Corp.	1,000	343,990
Tapestry, Inc.	4,900	691,439
		3,501,059
Tobacco — 0.3%
Altria Group, Inc.	40,800	2,692,392
British American Tobacco PLC (United Kingdom)	2,191	127,207
Imperial Brands PLC (United Kingdom)	3,258	132,105
Philip Morris International, Inc.	37,900	6,266,386
		9,218,090
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	800	109,744
Diploma PLC (United Kingdom)	625	49,901
Fastenal Co.	27,500	1,276,000
Marubeni Corp. (Japan)	1,500	54,873
Mitsui & Co. Ltd. (Japan)	2,100	81,171
Sumitomo Corp. (Japan)	700	26,193
United Rentals, Inc.	1,520	1,107,411
W.W. Grainger, Inc.	1,050	1,145,351
		3,850,644
Water Utilities — 0.0%
American Water Works Co., Inc.	4,600	626,014
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	19,185	88,469
SoftBank Group Corp. (Japan)	1,900	46,264
Tele2 AB (Sweden) (Class B Stock)	420	8,693
T-Mobile US, Inc.	11,600	2,436,348

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	96,330	$145,300
		2,725,074

Total Common Stocks (cost $271,662,874)		1,378,588,026
Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	225	8,239
Volkswagen AG (Germany) (PRFC)	409	41,838
		50,077
Banks — 0.0%
Citigroup Capital XIII, 10.298%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	587,000
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)	15,000	324,300
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,201	92,776

Total Preferred Stocks (cost $1,022,555)		1,054,153
Unaffiliated Exchange-Traded Funds — 0.5%
iShares Core S&P 500 ETF	22,300	14,566,583
iShares MSCI EAFE ETF	500	48,565

Total Unaffiliated Exchange-Traded Funds (cost $9,656,626)		14,615,148

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.8%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2021-03, Class C
1.410%	08/18/27	209	208,116
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	312	313,457
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,552,565
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,800	2,784,590
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,103,495
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,124,165
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	304,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	504	$511,157
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	183	185,729
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	449	453,577
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,000	1,002,364
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	393,928
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,840,163
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	2,200	2,231,843
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	5,500	5,596,163
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	5,138	5,124,868
Series 2026-01, Class A, 144A
4.320%(cc)	08/15/38	3,200	3,175,648
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	197,469
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	509,285
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,216,204
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A
5.410%	11/14/29	2,973	2,994,303
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,000	4,089,223
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	448	449,973
Series 2023-03, Class C
5.770%	11/15/30	900	912,991
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,633,470
Series 2024-02, Class C
5.840%	06/17/30	500	508,924
Series 2024-05, Class C
4.780%	01/15/31	1,500	1,507,447
Series 2025-03, Class C
4.680%	09/15/31	1,800	1,802,566
Series 2026-01, Class C
4.260%	04/15/32	1,900	1,875,302
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	200	203,424
Series 2023-01A, Class C, 144A
5.970%	02/20/31	300	306,051

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38		2,500	$2,519,764
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31		1,100	1,104,553
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		623	625,767
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		788	795,093
				53,158,604
Collateralized Loan Obligations — 3.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/20/37		6,750	6,752,603
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.871%(c)	01/20/39		3,000	2,996,915
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.934%(c)	07/15/30		799	798,710
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/20/37		7,000	7,001,851
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	1,632	1,863,184
Eldridge CLO Ltd.,
Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.939%(c)	03/31/38		5,300	5,299,406
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		6,750	6,751,552
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.188%(c)	04/20/37		6,000	6,001,718
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.624%(c)	05/24/38	EUR	6,500	7,529,448
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	5,250	6,053,004
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.048%(c)	01/20/38		3,250	3,251,076
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
4.962%(c)	10/15/32		5,258	$5,257,716
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.574%(c)	05/15/37	EUR	6,750	7,820,427
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/17/38	EUR	4,250	4,890,254
Regatta Funding Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.062%(c)	10/15/37		6,500	6,503,758
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.966%(c)	07/20/35	EUR	2,000	2,304,172
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	10/15/38	EUR	5,500	6,324,719
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37		7,250	7,239,058
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.030%(c)	03/18/38		1,750	1,750,860
				96,390,431
Consumer Loans — 0.5%
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		2,900	2,917,565
Series 2026-01A, Class A, 144A
4.370%	02/15/34		2,800	2,788,764
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		363	368,669
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,136	1,120,431
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.432%(c)	06/16/36		2,000	2,000,622
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,448,145
				12,644,196
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.914%(c)	03/15/32	GBP	3,400	4,513,786

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.634%(c)	07/15/32	GBP	1,400	$1,853,785
				6,367,571
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		1,800	1,825,415
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		938	934,721
PEAC Solutions Receivables LLC,
Series 2026-01A, Class A2, 144A
4.270%	10/20/28		1,300	1,299,352
				4,059,488
Home Equity Loans — 0.4%
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A
5.502%(cc)	06/25/60		1,706	1,710,964
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.873%(c)	02/25/55		997	997,646
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		465	466,706
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		545	549,699
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		860	863,788
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		1,852	1,857,666
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		98	98,583
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		832	838,882
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		949	946,215
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		1,464	1,461,438
				9,791,587
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		474	445,116
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.199%(c)	03/15/27^	EUR	409	$354,882
				354,883
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		122	121,195
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		248	237,741
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.306%(c)	05/25/70		629	617,210
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		107	106,542
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		165	161,898
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		304	295,657
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		452	437,063
				1,977,306

Total Asset-Backed Securities (cost $182,342,842)				185,189,182
Commercial Mortgage-Backed Securities — 3.5%
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.000%(c)	03/15/38		3,800	3,799,999
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64		3,500	3,188,981
Series 2021-BN37, Class A4
2.370%	11/15/64		3,900	3,422,693
BANK5,
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57		4,035	4,190,011
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51		3,850	3,806,064
Series 2021-C12, Class A4
2.421%	11/15/54		4,500	4,024,078
Series 2023-C19, Class A2A
5.756%	04/15/56		1,569	1,586,520
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51		3,363	3,313,227
Series 2021-B24, Class A3
2.010%	03/15/54		2,000	1,830,475
Series 2023-B38, Class A2
5.626%	04/15/56		3,000	3,032,830

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	5,140	$5,338,651
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,500	4,621,280
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,470,563
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class A3
3.442%	04/14/50	3,270	3,246,870
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,381,436
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	2,801	2,789,262
Series 2016-GS04, Class A3
3.178%	11/10/49	2,607	2,595,471
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	1,962	1,939,374
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	1,739	1,725,939
Series 2016-UB11, Class A3
2.531%	08/15/49	2,770	2,752,590
Series 2019-H06, Class A3
3.158%	06/15/52	4,220	4,057,554
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	3,164	3,111,416
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,553,151
Series 2018-C14, Class A3
4.180%	12/15/51	1,807	1,794,143
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	1,180	1,177,993
Series 2017-C38, Class A4
3.190%	07/15/50	2,739	2,705,481
Series 2020-C58, Class A3
1.810%	07/15/53	4,821	4,349,605
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,980,933
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,377,496

Total Commercial Mortgage-Backed Securities (cost $100,547,389)			96,164,086
Corporate Bonds — 11.3%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.300%	03/01/35	1,920	1,645,350
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.550%	03/01/38	960	$797,160
3.900%	05/01/49	1,500	1,095,425
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	495	489,050
4.950%	03/16/36	415	411,726
			4,438,711
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	3,060,537
3.557%	08/15/27	360	356,072
4.390%	08/15/37	2,075	1,886,934
6.343%	08/02/30	345	367,784
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	1,120	1,147,580
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	3,256,393
			10,075,300
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,249	1,233,418
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,259,923
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	520	510,221
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	115	112,735
			3,116,297
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	550	509,174
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	660	498,144
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	192,017
5.800%	03/08/29	475	480,570
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	585	621,894
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	1,947,670

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	3,370	$3,423,939
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
6.200%	11/16/28	2,854	2,947,026
			10,111,260
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	35	35,509
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	65	65,081
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	400	399,395
			499,985
Banks — 3.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	600	613,097
Bank of America Corp.,
Sr. Unsec’d. Notes
5.045%(ff)	02/06/37	2,050	2,022,537
5.288%(ff)	04/25/34	905	915,672
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,608,556
2.496%(ff)	02/13/31	5,165	4,774,180
3.194%(ff)	07/23/30	1,050	1,007,356
3.824%(ff)	01/20/28	615	611,891
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	848,573
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.837%(ff)	09/10/28	705	707,251
4.942%(ff)	09/10/30	840	843,903
5.207%(ff)	02/24/37	1,415	1,370,926
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
3.132%(ff)	01/20/33	1,335	1,201,648
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	2,200	2,229,152
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	400	397,116
5.875%	04/30/29	400	417,475
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,879,225
3.887%(ff)	01/10/28	560	557,304
4.542%(ff)	09/19/30	4,135	4,120,769
4.650%	07/23/48	420	355,614
4.952%(ff)	05/07/31	980	986,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.450%	09/29/27	1,485	$1,484,723
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,318,491
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	200	200,984
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28	500	491,823
4.950%(ff)	08/04/31	790	787,251
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,314,385
3.814%(ff)	04/23/29	440	433,934
3.850%	01/26/27	2,625	2,616,301
4.017%(ff)	10/31/38	840	732,804
4.411%(ff)	04/23/39	320	286,611
5.065%(ff)	01/21/37(a)	300	293,739
5.207%(ff)	01/28/31	2,155	2,190,232
5.541%(ff)	01/21/47	1,305	1,242,936
Sub. Notes
6.750%	10/01/37	225	242,571
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	409,551
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)	230	230,100
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,433,290
3.782%(ff)	02/01/28	270	268,569
3.964%(ff)	11/15/48	2,240	1,738,575
4.005%(ff)	04/23/29	1,360	1,348,455
5.299%(ff)	07/24/29	4,890	4,980,713
Sub. Notes
5.193%(ff)	02/05/37	309	303,390
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	503,752
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29(a)	1,740	1,763,924
Morgan Stanley,
Sr. Unsec’d. Notes
5.073%(ff)	01/30/37	2,115	2,071,500
5.449%(ff)	07/20/29	1,855	1,889,029
6.407%(ff)	11/01/29	3,220	3,359,203
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,425,504
4.431%(ff)	01/23/30	455	452,618
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	775	671,715
3.591%(cc)	07/22/28	1,030	1,017,784
Sr. Unsec’d. Notes, MTN, Series I
4.892%(ff)	10/22/36	790	763,456

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, GMTN
4.350%	09/08/26	3,050	$3,049,543
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.494%(ff)	01/15/32	215	211,645
4.954%(ff)	07/08/33	2,950	2,935,655
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	791,517
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	560	513,226
4.194%(ff)	04/01/31	500	488,487
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	1,375	1,032,408
5.389%(ff)	04/24/34	1,635	1,658,451
6.491%(ff)	10/23/34	2,555	2,762,969
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,678,731
			83,858,952
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,020	993,938
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	687,950
			1,681,888
Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/35	920	920,255
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	1,305	1,327,379
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30	415	401,730
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	675	686,083
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	296,946
			3,632,393
Chemicals — 0.1%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28	686	688,335
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		660	$670,725
6.750%	05/02/34		901	938,283
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		405	408,673
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	08/15/30		695	693,653
				3,399,669
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		175	176,819
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	477,232
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		390	444,688
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		300	295,648
6.000%	03/15/34		65	62,811
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	229,307
4.875%	01/15/28		660	657,291
5.250%	01/15/30		165	164,272
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	636,752
				3,144,820
Computers — 0.0%
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36		665	642,852
Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		465	468,100
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,475,924
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/36(a)		1,215	1,165,257
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31(a)		1,490	1,326,304
6.070%	07/12/28		1,680	1,731,847

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
4.947%(ff)	02/25/32	715	$694,195
			8,861,627
Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	349,506
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	2,084,062
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	432	328,864
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	352,138
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	334,913
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	980,225
Sr. Unsec’d. Notes, 144A
6.045%	01/28/34	1,770	1,715,307
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	2,023,330
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	145,640
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31	875	834,366
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41	240	206,405
6.050%	04/15/38	530	564,272
First Ref. Mortgage
6.000%	01/15/38	1,220	1,292,186
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	860,354
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	1,500	1,330,093
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	351,727
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	537,356
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33(a)	275	293,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	$154,001
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	563,500
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,536,530
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	765,310
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	69,265
3.875%	02/15/32	125	114,697
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	345	332,331
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	346,707
Pacific Gas & Electric Co.,
First Mortgage
4.000%	12/01/46	2,605	1,907,284
4.950%	07/01/50	1,665	1,383,007
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	483,929
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	840,638
4.900%	12/15/32	820	829,668
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	542,688
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,086,967
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	790,667
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	260,384
First Ref. Mortgage, Series C
3.600%	02/01/45	690	489,918
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	493,776
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	500	491,187
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	428,359
			29,494,783

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	90	$89,432
5.500%	04/15/34	105	103,492
			192,924
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	65	64,944
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	413,693
5.500%	07/31/47	1,350	1,121,715
			1,600,352
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	405,218
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	255	255,206
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A
5.500%	02/01/34	375	367,631
			622,837
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	55	54,402
5.625%	03/31/32	320	314,877
5.750%	03/31/34	70	68,510
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33	635	654,575
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37	885	886,436
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	191,150
4.375%	01/31/32	575	535,957
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	377,794
5.200%	03/01/35	2,680	2,704,372
			5,788,073
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	920	963,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	$234,779
3.600%	05/01/30	1,600	1,542,784
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,030,296
			4,771,657
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	459,711
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	517,697
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,203,301
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,656,975
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	613,991
4.625%	05/15/42	330	289,032
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	545,846
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	411,473
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33	200	195,337
5.500%	04/15/64	1,380	1,264,161
5.750%	07/15/64	280	266,571
			7,964,384
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	340,238
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	369,314
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	70	70,179
			439,493

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	85	$82,957
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	135	130,000
6.625%	05/15/32(a)	70	66,914
			196,914
Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	2,375	2,479,411
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	814,370
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	721,252
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	147,677
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	91,560
			4,254,270
Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.400%	02/15/33	245	241,862
4.700%	11/15/35	720	711,585
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33	1,015	1,005,183
4.875%	03/13/36	1,450	1,436,490
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	3,317	3,416,090
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32	430	425,536
4.875%	11/15/35	380	372,707
			7,609,453
Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	285	296,044
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	245	245,001
7.375%	05/01/33	145	141,901
			682,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	$353,939
5.250%	10/15/35	1,680	1,670,376
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,435	1,318,642
			3,342,957
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	21	21,004
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,370	1,376,861
6.484%	10/23/45	635	584,906
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	985	870,949
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,274,652
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	560	420,001
5.500%	09/01/41	270	232,350
			6,780,723
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.375%	03/01/34	135	131,664
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	205	208,698
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	781,812
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	250	252,199
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	155	157,051
			1,399,760
Miscellaneous Manufacturing — 0.1%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,395,207
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	750	767,025

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	$1,255,093
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	483,357
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,961,658
5.125%	10/01/34	305	297,539
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29	960	973,188
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	456,397
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	217,775
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	440,264
8.625%	01/19/29	1,315	1,387,785
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	25	27,218
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	325	316,686
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	305	296,672
6.250%	04/15/32	325	314,364
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	335,000
4.875%	04/03/28	345	348,684
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/38	40	36,000
6.700%	02/16/32	1,375	1,345,781
10.000%	02/07/33	100	113,925
Gtd. Notes, MTN
6.750%	09/21/47	26	20,760
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	492,355
2.250%	07/12/31	545	478,221
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	688,863
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30	2,700	2,784,199
			13,816,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	725	$736,772
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	76,148
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35(a)	600	602,382
			1,415,302
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	140	122,866
4.550%	03/15/35	1,365	1,325,171
4.700%	05/14/45	425	378,764
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	866,524
5.300%	12/05/43	185	168,063
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32	3,550	3,550,923
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	499,169
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	394,750
			7,306,230
Pipelines — 0.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	617,638
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,641,208
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	38,339
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	803,382
6.125%	12/15/45	120	117,304
6.400%	12/01/30	60	64,120
6.550%	12/01/33	4,380	4,729,815
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	475	491,411
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,085,646

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	770	$627,063
5.200%	03/01/47	25	22,092
5.300%	04/01/36	3,400	3,352,414
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	139,918
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,296,021
6.050%	09/01/33	764	800,665
Targa Resources Corp.,
Gtd. Notes
4.350%	04/15/31	595	582,569
4.900%	09/15/30	1,865	1,881,504
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	76,060
4.125%	08/15/31	55	51,153
6.250%	01/15/30	400	409,090
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	196	201,621
6.500%	06/15/34	70	72,836
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	67,602
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	963,763
5.150%	03/15/34	370	370,723
5.600%	03/15/35	1,455	1,488,038
			24,991,995
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	1,075	950,478
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	354,617
5.250%	05/15/36	1,900	1,848,859
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30	2,235	1,973,089
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	799,382
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,516,016
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,249,266
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	$408,551
5.000%	10/15/27	275	256,237
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.750%	03/15/34	225	222,063
			10,628,080
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	391,000
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	186,921
3.875%	10/01/31	375	340,372
			918,293
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29	885	903,345
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	3,050,602
			3,953,947
Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	1,205	1,195,133
Oracle Corp.,
Sr. Unsec’d. Notes
6.550%	02/04/46	280	261,417
6.700%	02/04/56	810	750,271
6.850%	02/04/66	355	325,922
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56	360	360,869
6.700%	03/15/66	255	258,916
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	1,845	1,712,595
			4,865,123
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	2,840	2,481,566
2.550%	12/01/33	346	292,722
3.500%	09/15/53	1,367	895,413
3.650%	09/15/59	4	2,585
4.500%	05/15/35	1,095	1,037,589
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	245	249,485

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32	4,300	$4,360,727
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,480	2,308,668
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	555	549,988
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	876,897
3.750%	04/15/27	200	198,790
3.875%	04/15/30	5,500	5,354,409
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	815	711,432
2.550%	03/21/31	1,017	923,315
2.650%	11/20/40	750	526,618
5.401%	07/02/37	424	422,401
			21,192,605
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	616,697
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	745,521
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	103,049
			1,465,267
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,666,727

Total Corporate Bonds (cost $318,733,728)			309,122,305
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	178,628
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,363,490
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,442,403
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	402,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
7.625%	03/01/40	205	$244,811
			3,453,016
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	571,244
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,062,212
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,181,012
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	501,521
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	257,882

Total Municipal Bonds (cost $6,783,427)			7,205,515
Residential Mortgage-Backed Securities — 1.0%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	2,305	2,237,402
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.758%(cc)	02/25/35	23	22,715
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,178	1,169,221
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	436	386,950
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.447%(cc)	02/25/37	19	19,111
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,067	1,048,874
Connecticut Avenue Securities Trust,
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.662%(c)	05/25/45	724	724,560
Series 2026-R01, Class 2A1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.512%(c)	01/25/46	1,209	1,201,229
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	346	332,489

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Cross Mortgage Trust,
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	784	$786,949
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.274%(c)	04/25/50	612	72,841
Series 2020-101, Class AI, IO
3.500%	01/25/51	2,417	455,581
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)
0.638%(c)	02/25/56	10,272	207,682
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)
0.478%(c)	04/25/56	4,950	89,089
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.312%(c)	01/25/34	40	40,290
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	187	181,008
Series 4978, Class MI, IO
4.000%	05/25/40	769	112,912
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,580	48,413
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	230	4,967
Series 5269, Class AD
2.000%	01/25/55	4,501	3,678,191
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	2,417	520,302
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.070%(c)	09/20/48	695	16,017
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.050%(c)	10/20/48	884	19,727
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.010%(c)	11/20/48	2,873	77,971
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	2,783	50,810
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,418	22,539
Series 2020-126, Class BI, IO
3.000%	08/20/50	1,247	206,446
Series 2021-114, Class TI, IO
3.000%	06/20/51	1,604	214,371
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		350	$129
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		581	11,765
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		2,609	51,920
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52		849	26,782
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52		700	21,816
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		545	10,351
Series 2022-093, Class IO, IO
3.000%	08/20/51		5,191	540,300
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
2.317%(c)	07/20/52		2,533	208,496
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.087%(c)	07/20/52		3,143	60,400
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52		7,312	152,786
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52		1,153	26,311
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,208	21,218
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
1.227%(c)	10/20/52		1,431	63,415
HOMES Trust,
Series 2026-NQM01, Class A1, 144A
4.800%(cc)	09/25/70		959	951,060
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.178%(cc)	07/25/35		6	6,121
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.019%(c)	01/24/63	EUR	634	733,509
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		177	177,047
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,014	928,389

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.543%(c)	01/25/48	77	$75,838
OBX Trust,
Series 2026-NQM01, Class A1, 144A
4.846%(cc)	11/25/65	1,172	1,163,636
Series 2026-NQM03, Class A1, 144A
4.652%(cc)	01/25/66	1,532	1,517,208
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	848	800,368
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54	1,730	1,688,196
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM02, Class A1, 144A
4.704%(cc)	01/25/66	1,571	1,553,369
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.939%(cc)	02/25/34	30	28,933
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60	361	328,679
Verus Securitization Trust,
Series 2026-01, Class A1, 144A
4.863%(cc)	01/25/71	1,087	1,081,129

Total Residential Mortgage-Backed Securities (cost $26,272,841)			26,177,828
Sovereign Bonds — 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	465	420,389
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	1,010	1,013,788
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	2,034	2,064,510
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41	815	713,125
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37(a)	1,615	1,690,097
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,500	1,496,250
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	340	258,307
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	514	469,269
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	1,575	$1,600,988
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	3,710	3,694,232
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	1,690	1,701,830

Total Sovereign Bonds (cost $15,200,673)			15,122,785
U.S. Government Agency Obligations — 10.9%
Federal Home Loan Bank
5.500%	07/15/36	850	922,949
Federal Home Loan Mortgage Corp.
1.500%	06/01/36	940	847,396
1.500%	11/01/50	1,030	798,697
1.500%	04/01/51	543	420,866
2.000%	01/01/32	187	178,477
2.000%	06/01/40	554	491,376
2.000%	10/01/40	937	827,613
2.000%	09/01/50	2,303	1,876,304
2.000%	02/01/51	1,812	1,473,930
2.000%	03/01/51	928	754,418
2.000%	04/01/51	58	47,148
2.000%	05/01/51	474	385,337
2.000%	09/01/51	386	316,541
2.500%	03/01/30	69	67,598
2.500%	10/01/35	1,121	1,059,627
2.500%	03/01/51	507	432,537
2.500%	05/01/51	2,084	1,755,606
2.500%	08/01/51	383	324,775
2.500%	08/01/51	2,170	1,840,462
2.500%	09/01/51	3,523	3,011,093
2.500%	04/01/52	2,237	1,902,825
3.000%	10/01/28	33	32,345
3.000%	06/01/29	87	86,252
3.000%	01/01/37	56	52,683
3.000%	06/01/42	99	90,384
3.000%	10/01/42	246	225,685
3.000%	01/01/43	234	214,450
3.000%	07/01/43	628	575,108
3.000%	09/01/46	1,358	1,226,073
3.000%	12/01/46	3,984	3,593,852
3.000%	11/01/49	866	770,425
3.000%	02/01/50	1,108	985,714
3.000%	05/01/50	225	199,035
3.000%	02/01/52	1,968	1,752,439
3.000%	02/01/52	2,697	2,374,732
3.500%	06/01/42	102	96,438
3.500%	01/01/47	178	166,468
3.500%	02/01/47	283	265,124
3.500%	03/01/48	2,071	1,933,714
3.500%	07/01/52	4,297	3,944,364
4.000%	06/01/26	2	1,512
4.000%	09/01/26	—(r)	453

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	03/01/38	102	$99,649
4.000%	10/01/39	169	163,752
4.000%	09/01/40	218	211,114
4.000%	12/01/40	110	106,321
4.000%	10/01/41	87	84,014
4.000%	01/01/42	37	35,624
4.000%	04/01/52	637	608,655
4.000%	06/01/52	2,281	2,157,959
4.000%	02/01/53	1,929	1,841,741
4.500%	09/01/39	35	34,982
4.500%	10/01/39	317	313,787
4.500%	12/01/39	34	33,880
4.500%	12/01/47	66	64,854
4.500%	08/01/48	137	134,743
4.500%	06/01/52	2,321	2,249,831
4.500%	07/01/53	474	459,549
5.000%	05/01/34	7	7,371
5.000%	05/01/34	81	81,757
5.000%	10/01/35	2	2,010
5.000%	07/01/37	120	121,428
5.000%	05/01/39	17	17,522
5.000%	10/01/52	780	773,340
5.000%	01/01/53	2,595	2,571,829
5.000%	02/01/53	1,286	1,274,771
5.000%	08/01/53	2,492	2,467,471
5.000%	11/01/53	1,553	1,535,841
5.000%	11/01/54	7,855	7,753,209
5.500%	12/01/33	10	10,468
5.500%	01/01/34	14	14,739
5.500%	06/01/34	19	18,933
5.500%	07/01/34	54	54,324
5.500%	05/01/37	16	16,359
5.500%	02/01/38	124	127,258
5.500%	05/01/38	14	13,970
5.500%	07/01/38	37	38,229
5.500%	12/01/52	364	367,645
5.500%	02/01/53	7,049	7,109,452
6.000%	03/01/32	60	61,572
6.000%	12/01/33	16	16,466
6.000%	11/01/36	16	16,231
6.000%	01/01/37	8	8,185
6.000%	05/01/37	6	6,249
6.000%	02/01/38	1	1,244
6.000%	08/01/39	16	16,911
6.000%	01/01/53	456	468,171
6.750%	03/15/31	500	561,456
7.000%	05/01/31	2	1,929
7.000%	06/01/31	7	7,660
7.000%	08/01/31	60	63,370
Federal National Mortgage Assoc.
1.500%	02/01/42	388	330,805
1.500%	11/01/50	2,709	2,097,752
1.500%	12/01/50	2,865	2,221,195
1.500%	01/01/51	854	662,178
1.500%	07/01/51	692	535,253
2.000%	03/01/31	464	445,085
2.000%	08/01/31	182	173,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	01/01/32	981	$930,992
2.000%	02/01/41	1,180	1,034,877
2.000%	05/01/41(k)	2,644	2,313,915
2.000%	10/01/50	5,480	4,463,202
2.000%	11/01/50	1,275	1,038,455
2.000%	01/01/51	4,166	3,391,098
2.000%	02/01/51	51	41,609
2.000%	03/01/51	5,718	4,648,907
2.000%	04/01/51	2,196	1,784,337
2.000%	05/01/51	12,101	9,825,341
2.500%	TBA	1,500	1,260,410
2.500%	07/01/32	448	429,648
2.500%	08/01/32	503	483,459
2.500%	09/01/32	468	449,515
2.500%	01/01/35	3,114	2,944,821
2.500%	07/01/35	1,573	1,501,098
2.500%	10/01/37	379	359,323
2.500%	10/01/43	252	223,594
2.500%	12/01/46	552	477,886
2.500%	03/01/50	556	475,542
2.500%	03/01/50	1,567	1,334,278
2.500%	08/01/50	1,946	1,653,462
2.500%	02/01/51	1,102	929,878
2.500%	02/01/51	1,333	1,123,394
2.500%	03/01/51	1,270	1,078,890
2.500%	04/01/51	2,230	1,890,704
2.500%	08/01/51	752	637,447
2.500%	09/01/51	793	672,683
2.500%	12/01/51	3,010	2,570,162
2.500%	02/01/52	374	320,038
2.500%	05/01/52	1,095	938,082
3.000%	02/01/27	44	43,588
3.000%	08/01/30	190	186,160
3.000%	05/01/35	1,909	1,833,393
3.000%	07/01/36	1,157	1,110,562
3.000%	11/01/36	410	388,299
3.000%	12/01/42	397	364,169
3.000%	03/01/43	84	76,697
3.000%	11/01/46	314	283,439
3.000%	01/01/47	469	423,103
3.000%	02/01/47	505	452,771
3.000%	03/01/47	263	236,712
3.000%	06/01/49	11	9,515
3.000%	12/01/49	994	884,711
3.000%	01/01/50	381	335,213
3.000%	02/01/50	2,053	1,825,620
3.000%	03/01/50	209	185,772
3.000%	12/01/51	3,572	3,175,473
3.000%	03/01/52	725	644,242
3.500%	07/01/31	120	118,830
3.500%	02/01/33	417	410,145
3.500%	06/01/39	166	156,235
3.500%	01/01/42	1,099	1,041,103
3.500%	05/01/42	543	505,477
3.500%	07/01/42	319	300,960
3.500%	08/01/42	115	108,769
3.500%	08/01/42	269	253,495

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	09/01/42	173	$162,616
3.500%	09/01/42	607	572,067
3.500%	11/01/42	84	78,859
3.500%	03/01/43	845	796,584
3.500%	04/01/43	179	168,978
3.500%	04/01/43	235	221,088
3.500%	01/01/46	482	452,116
3.500%	07/01/46	293	274,478
3.500%	11/01/46	370	345,633
3.500%	09/01/47	201	187,183
3.500%	01/01/48	1,726	1,604,609
3.500%	05/01/48	346	320,768
3.500%	06/01/48	346	321,808
3.500%	07/01/48	204	190,151
3.500%	03/01/49	4,028	3,761,108
3.500%	05/01/49	288	266,648
3.500%	06/01/49	169	157,674
3.500%	07/01/49	1,626	1,511,911
3.500%	02/01/52	2,027	1,872,792
3.500%	03/01/52	707	656,842
3.500%	04/01/52	3,658	3,357,498
3.500%	05/01/52	857	786,738
3.500%	05/01/52	921	845,337
3.500%	09/01/52	4,979	4,569,481
4.000%	10/01/41	731	706,076
4.000%	09/01/44	491	473,669
4.000%	10/01/46	158	150,754
4.000%	02/01/47	87	83,488
4.000%	09/01/47	310	294,712
4.000%	11/01/47	213	204,061
4.000%	11/01/47	441	423,988
4.000%	03/01/49	1,984	1,899,480
4.000%	04/01/52	350	330,157
4.000%	06/01/52	6,627	6,280,639
4.500%	07/01/33	11	10,630
4.500%	08/01/33	10	10,057
4.500%	09/01/33	27	26,523
4.500%	10/01/33	2	1,769
4.500%	10/01/33	12	12,375
4.500%	10/01/33	30	30,174
4.500%	01/01/35	—(r)	415
4.500%	07/01/39	250	247,407
4.500%	08/01/39	343	339,659
4.500%	03/01/41	118	116,549
4.500%	11/01/47	728	713,947
4.500%	10/01/48	329	322,112
4.500%	11/01/48	350	342,942
4.500%	12/01/48	290	284,345
4.500%	01/01/49	103	101,471
4.500%	06/01/52	3,771	3,655,319
4.500%	07/01/52	1,820	1,762,051
4.500%	08/01/52	1,100	1,065,685
4.500%	09/01/52	2,376	2,303,314
4.500%	11/01/52	1,430	1,386,017
4.500%	12/01/52	1,297	1,256,420
4.500%	01/01/53	2,230	2,160,051
4.500%	07/01/53	3,486	3,369,268
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	TBA	2,500	$2,465,317
5.000%	03/01/34	60	60,516
5.000%	06/01/35	23	22,675
5.000%	07/01/35	33	33,188
5.000%	09/01/35	33	33,467
5.000%	11/01/35	29	28,945
5.000%	02/01/36	30	29,870
5.000%	05/01/36	15	14,826
5.000%	06/01/49	373	374,632
5.000%	06/01/52	358	354,908
5.000%	09/01/52	366	362,872
5.000%	10/01/52	10,829	10,737,635
5.000%	02/01/53	2,834	2,809,124
5.000%	11/01/55	5,398	5,327,714
5.500%	09/01/33	37	36,813
5.500%	10/01/33	29	29,769
5.500%	12/01/33	15	15,280
5.500%	01/01/34	—(r)	319
5.500%	12/01/34	53	54,761
5.500%	10/01/35	70	71,381
5.500%	03/01/36	36	36,955
5.500%	05/01/36	72	73,640
5.500%	04/01/37	26	27,345
5.500%	03/01/53	4,042	4,076,814
5.500%	04/01/53	773	779,195
5.500%	10/01/53	1,132	1,140,606
5.500%	11/01/53	2,050	2,064,870
5.500%	02/01/54	981	986,407
6.000%	04/01/33	2	1,819
6.000%	06/01/33	2	2,018
6.000%	10/01/33	76	77,801
6.000%	11/01/33	—(r)	450
6.000%	11/01/33	3	3,067
6.000%	11/01/33	30	30,936
6.000%	01/01/34	138	141,282
6.000%	02/01/34	17	18,043
6.000%	03/01/34	12	12,219
6.000%	07/01/34	72	73,765
6.000%	08/01/34	—(r)	396
6.000%	10/01/34	2	1,565
6.000%	11/01/34	2	1,768
6.000%	11/01/34	6	5,637
6.000%	01/01/35	35	36,149
6.000%	01/01/35	45	45,868
6.000%	02/01/35	59	60,517
6.000%	03/01/35	—(r)	515
6.000%	04/01/35	—(r)	249
6.000%	07/01/36	11	11,148
6.000%	02/01/37	24	24,802
6.000%	05/01/37	8	8,609
6.000%	06/01/37	—(r)	172
6.000%	08/01/37	4	4,292
6.000%	09/01/37	—(r)	174
6.000%	10/01/37	16	16,551
6.000%	05/01/38	21	21,561
6.000%	01/01/53	2,495	2,555,300
6.000%	08/01/53	536	549,068

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	09/01/53	1,283	$1,311,464
6.500%	07/01/32	17	18,007
6.500%	09/01/32	1	855
6.500%	09/01/32	9	9,123
6.500%	09/01/32	24	24,810
6.500%	09/01/32	26	27,390
6.500%	04/01/33	24	24,629
6.500%	11/01/33	14	14,406
6.500%	01/01/34	6	6,401
6.500%	09/01/34	24	25,257
6.500%	09/01/36	29	30,647
6.500%	10/01/36	6	6,418
6.500%	01/01/37	29	30,600
6.500%	01/01/37	31	32,679
6.625%	11/15/30	995	1,105,564
7.000%	02/01/32	4	4,509
7.000%	05/01/32	4	4,696
7.000%	06/01/32	4	4,143
7.000%	07/01/32	10	10,272
7.125%	01/15/30	3,195	3,552,815
Government National Mortgage Assoc.
2.000%	10/20/50	3,920	3,242,346
2.000%	01/20/51	1,051	868,474
2.000%	03/20/51	590	487,347
2.000%	07/20/51	825	681,527
2.500%	03/20/43	96	84,884
2.500%	12/20/46	173	151,905
2.500%	08/20/50	52	45,000
2.500%	09/20/50	391	337,378
2.500%	10/20/50	1,788	1,540,329
2.500%	11/20/50	1,365	1,177,153
3.000%	12/20/44	64	57,531
3.000%	03/15/45	186	167,409
3.000%	11/20/45	200	181,327
3.000%	03/20/46	399	361,469
3.000%	07/20/46	1,022	926,986
3.000%	08/20/46	274	248,408
3.000%	04/20/47	337	304,870
3.000%	12/20/49	115	102,583
3.000%	01/20/50	677	606,426
3.000%	09/20/51	834	745,386
3.500%	12/20/42	386	366,078
3.500%	05/20/43	118	112,267
3.500%	04/20/45	340	320,752
3.500%	07/20/46	1,232	1,151,643
3.500%	04/20/47	420	395,266
3.500%	07/20/48	935	876,007
3.500%	11/20/48	309	288,960
3.500%	06/20/49	4,577	4,282,834
3.500%	02/20/52	4,857	4,497,191
3.500%	05/20/52	872	806,724
4.000%	06/15/40	21	20,351
4.000%	05/20/41	19	18,101
4.000%	12/20/42	220	211,167
4.000%	08/20/44	79	75,987
4.000%	11/20/45	151	145,122
4.000%	12/20/45	420	402,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/20/47	1,129	$1,078,631
4.000%	04/20/48	393	375,389
4.000%	02/20/49	403	383,081
4.000%	04/20/49	2,405	2,285,358
4.000%	01/20/50	426	404,212
4.000%	02/20/50	392	372,826
4.000%	07/20/50	596	564,685
4.000%	06/20/52	788	744,801
4.000%	08/20/52	431	407,531
4.000%	10/20/52	978	926,243
4.500%	04/15/40	125	124,086
4.500%	01/20/41	145	143,439
4.500%	02/20/41	231	228,652
4.500%	03/20/41	114	112,648
4.500%	06/20/44	173	170,602
4.500%	09/20/46	129	127,846
4.500%	11/20/46	182	180,295
4.500%	03/20/47	97	96,284
4.500%	05/20/48	157	153,752
4.500%	08/20/48	276	271,474
4.500%	10/20/52	1,988	1,937,214
4.500%	08/20/53	3,916	3,805,029
4.500%	10/20/54	993	960,807
5.000%	10/20/37	39	39,942
5.000%	04/20/45	180	182,254
5.000%	03/20/53	1,207	1,200,062
5.500%	08/15/33	39	39,542
5.500%	08/15/33	79	79,069
5.500%	03/15/34	49	49,223
5.500%	12/15/34	91	92,430
5.500%	07/15/35	18	18,863
5.500%	04/15/36	17	17,359
5.500%	12/20/52	1,510	1,532,983
5.500%	05/20/53	1,275	1,293,677
6.000%	04/15/33	3	2,896
6.000%	12/15/33	37	38,013
6.000%	01/15/34	10	10,300
6.000%	01/15/34	14	13,992
6.000%	01/15/34	21	22,079
6.000%	06/20/34	33	34,498
6.000%	07/15/34	25	26,024
6.000%	06/20/54	1,723	1,758,275
6.500%	11/15/28	1	737
6.500%	08/15/31	1	752
6.500%	12/15/31	4	3,650
6.500%	02/15/32	9	9,561
6.500%	06/15/32	2	1,767
6.500%	07/15/32	9	8,980
6.500%	08/15/32	1	1,313
6.500%	08/15/32	2	2,317
6.500%	08/15/32	4	4,556
6.500%	08/15/32	11	11,459
6.500%	08/15/32	54	55,413
6.500%	08/15/34	14	14,399
6.500%	06/15/35	8	8,251
6.500%	09/15/36	13	13,965
7.000%	06/20/54	1,558	1,618,821

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
7.000%	07/20/54	802	$834,518
7.000%	08/20/54	905	943,717
7.000%	01/20/55	258	267,835
7.000%	02/20/55	11	11,324
7.000%	03/20/55	870	902,016
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	126,409
5.250%	02/01/55	880	867,857
7.125%	05/01/30	435	486,020
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	70	47,218

Total U.S. Government Agency Obligations (cost $307,939,353)			296,265,748
U.S. Treasury Obligations — 4.1%
U.S. Treasury Bonds
2.375%	02/15/42(k)	7,440	5,421,900
3.625%	02/15/44	255	216,591
3.625%	02/15/53	4,200	3,370,500
4.000%	11/15/42	6,210	5,620,050
4.000%	11/15/52(h)	42,975	36,924,926
4.125%	08/15/44	15,025	13,628,145
4.625%	05/15/44	15,530	15,061,673
4.625%	11/15/44	13,395	12,959,662
4.625%	11/15/55	60	57,309
4.750%	08/15/55	2,210	2,153,023
4.750%	02/15/56	65	63,375
5.000%	05/15/45	2,710	2,745,569
U.S. Treasury Notes
3.875%	08/15/33	5,000	4,908,594
4.000%	01/31/33	3,355	3,329,838
U.S. Treasury Strips Coupon
2.679%(s)	11/15/43	2,175	887,410
3.029%(s)	11/15/41	7,460	3,430,690
4.349%(s)	02/15/43	20	8,532
4.568%(s)	11/15/42	310	134,178
4.608%(s)	11/15/48	160	50,138
4.734%(s)	08/15/43	1,365	564,788
4.924%(s)	02/15/49	465	143,815
4.928%(s)	11/15/45	145	52,903

Total U.S. Treasury Obligations (cost $116,003,518)			111,733,609

Total Long-Term Investments—89.6% (cost $1,356,165,826)			2,441,238,385

	Shares	Value
Short-Term Investments — 12.4%
Affiliated Mutual Funds — 12.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	292,320,713	$292,320,713
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $45,129,460; includes $44,972,891 of cash collateral for securities on loan)(b)(wb)	45,213,827	45,182,177

Total Affiliated Mutual Funds (cost $337,450,173)		337,502,890

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.608%	06/16/26	790	783,991
(cost $784,046)

Options Purchased*~ — 0.0%
(cost $20,787)	38,270

Total Short-Term Investments (cost $338,255,006)	338,325,151

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.0% (cost $1,694,420,832)	2,779,563,536

Options Written*~ — (0.0)%
(premiums received $19,031)	(43,222)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.0% (cost $1,694,401,801)	2,779,520,314

Liabilities in excess of other assets(z) — (2.0)%	(53,637,942)

Net Assets — 100.0%	$2,725,882,372

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $354,883 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,723,184; cash collateral of $44,972,891 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		808	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		1,615	—
Total OTC Traded (cost $1,797)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		392	$1,986
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	1,525	4,616
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	1,525	8
A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)	2,255	$6,258
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)	2,255	5
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	2,255	22,964
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	2,255	20
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	392	2,413
Total OTC Swaptions (cost $18,990)								$38,270
Total Options Purchased (cost $20,787)								$38,270
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		392	$(1,216)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	3,050	(4,641)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		4,510	(6,758)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		2,255	(15,473)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		2,255	(11,372)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		392	(3,762)
Total Options Written (premiums received $19,031)									$(43,222)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
156	2 Year U.S. Treasury Notes	Jun. 2026	$32,361,469	$(231,889)
321	5 Year U.S. Treasury Notes	Jun. 2026	34,725,680	(461,715)
329	10 Year U.S. Treasury Notes	Jun. 2026	36,534,424	(141,770)
11	10 Year U.S. Ultra Treasury Notes	Jun. 2026	1,248,672	(29,733)
2	Mini MSCI EAFE Index	Jun. 2026	290,110	(4,360)
24	S&P 500 E-Mini Index	Jun. 2026	7,884,900	(221,851)
				(1,091,318)
Short Positions:
5	5 Year Euro-Bobl	Jun. 2026	667,099	14,351
54	20 Year U.S. Treasury Bonds	Jun. 2026	6,149,250	99,277
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	$1,515,313	$40,605
				154,233
				$(937,085)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
1.875%, 11/15/51	JPM	07/27/26	12,445	$56.21	$6,994,724	$6,850,276	$—	$(144,448)
2.000%, 02/15/50	JPM	07/16/26	13,235	$59.64	7,893,796	7,717,395	—	(176,401)
2.000%, 02/15/50	GSI	07/27/26	12,240	$59.19	7,244,939	7,137,364	—	(107,575)
2.000%, 02/15/50	JPM	08/04/26	10,220	$58.49	5,978,056	5,959,016	—	(19,040)
					$28,111,515	$27,664,051	$—	$(447,464)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	GSI	GBP	4,501	$6,034,659	$5,957,217	$—	$(77,442)
Euro,
Expiring 04/02/26	BNP	EUR	1,515	1,763,012	1,751,795	—	(11,217)
Expiring 04/02/26	HSBC	EUR	726	833,677	839,292	5,615	—
Expiring 04/02/26	MSI	EUR	33,153	38,411,468	38,323,867	—	(87,601)
				$47,042,816	$46,872,171	5,615	(176,260)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	CITI	GBP	4,501	$6,083,148	$5,957,217	$125,931	$—
Expiring 05/12/26	GSI	GBP	4,501	6,034,231	5,956,785	77,446	—
Euro,
Expiring 04/02/26	SSB	EUR	35,395	41,829,320	40,914,954	914,366	—
Expiring 05/12/26	MSI	EUR	33,153	38,485,433	38,398,094	87,339	—
				$92,432,132	$91,227,050	1,205,082	—
						$1,210,697	$(176,260)
A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	925	$(4,163)	$(2,606)	$(1,557)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,315	0.415%	$30,562	$30,546	$16	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		588	0.184%	3,649	3,017	632	CITI
Citigroup, Inc.	12/20/26	1.000%(Q)		2,255	0.320%	11,778	11,114	664	GSI
Hellenic Republic	12/20/26	1.000%(Q)		1,057	0.066%	7,461	6,865	596	BARC
Hellenic Republic	06/20/27	1.000%(Q)		270	0.089%	3,054	2,298	756	BARC
Hellenic Republic	12/20/27	1.000%(Q)		200	0.137%	2,972	2,177	795	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		890	0.203%	5,398	5,343	55	MSI
Kingdom of Norway	12/20/26	—%(Q)		2,700	0.036%	(705)	(961)	256	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		50	0.375%	87	80	7	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	742	0.034%	2,140	1,783	357	BARC
National Bank of Canada	12/20/26	1.000%(Q)		335	0.311%	1,770	1,758	12	CITI
Republic of Chile	06/20/28	1.000%(Q)		230	0.349%	3,292	3,158	134	BARC
Republic of France	06/20/27	0.250%(Q)		505	0.102%	944	749	195	BARC
Republic of France	12/20/30	0.250%(Q)		925	0.310%	(2,333)	(5,366)	3,033	BARC
Republic of Italy	06/20/26	—%(Q)		1,324	0.073%	(216)	(325)	109	BARC
Republic of Italy	09/20/26	1.000%(Q)		904	0.075%	4,264	4,060	204	BARC
Republic of Panama	06/20/26	1.000%(Q)		342	0.516%	483	369	114	CITI
Republic of Panama	06/20/27	1.000%(Q)		299	0.623%	1,452	2,048	(596)	BARC
Republic of Peru	06/20/28	1.000%(Q)		224	0.458%	2,679	2,543	136	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		784	0.100%	5,338	4,931	407	MSI
Slovak Republic	12/20/27	1.000%(Q)		365	0.183%	5,141	5,050	91	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		493	0.200%	3,001	2,890	111	MSI
State of Qatar	12/20/26	1.000%(Q)		520	0.244%	3,000	3,236	(236)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,140	0.174%	335	385	(50)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		520	0.163%	1,142	837	305	GSI
						$96,688	$88,585	$8,103

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	29,995	0.631%	$475,422	$527,740	$52,318
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$(48,311)	$(48,311)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	261	(11,180)	(11,441)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	1,986	150,092	148,106
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(9,474)	(174,051)	(164,577)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	755,453	810,605	55,152
1,880	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	27,494	66,140	38,646
				$775,720	$793,295	$17,575

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	09/17/26	(4,652)	$(15,300)	$—	$(15,300)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32